ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 78.8%
66,582	Invesco S&P 500 Equal Weight Technology ETF	$ 20,299,520
87,814	iShares Core S&P Total US Stock Market ETF	9,215,201
176,160	iShares MSCI USA Equal Weighted ETF	15,572,544
118,695	iShares MSCI USA Min Vol Factor ETF	9,204,797
355,954	SPDR Portfolio S&P 1500 Composite Stock Market ETF	20,139,877
430,031	SPDR Portfolio S&P 500 ETF	23,217,374
224,463	SPDR Portfolio S&P 500 Growth ETF	15,676,496
196,087	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,441,502
		120,767,311
	FIXED INCOME - 19.8%
154,679	First Trust Low Duration Opportunities ETF	7,803,556
159,387	First Trust Senior Loan ETF	7,628,262
547,674	Quadratic Interest Rate Volatility and Inflation	14,984,360
		30,416,178

	TOTAL EXCHANGE-TRADED FUNDS (Cost $134,108,553)	151,183,489

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
2,279,672	First American Government Obligations Fund, Class X, 0.03% (Cost $2,279,672)(a)	2,279,672

	TOTAL INVESTMENTS - 100.1% (Cost $136,388,225)	$ 153,463,161
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(181,292)
	NET ASSETS - 100.0%	$ 153,281,869

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.9%
	ALTERNATIVE - 0.7%
9,687	IQ Merger Arbitrage ETF	$ 318,315

	EQUITY - 31.2%
62,444	Alerian MLP ETF	2,189,287
17,141	Invesco S&P 500 Pure Growth ETF	3,631,491
31,649	Invesco S&P 500 Pure Value ETF	2,506,917
1,949	iShares MSCI India ETF	95,189
4,164	iShares MSCI Indonesia ETF	99,645
3,440	iShares MSCI Malaysia ETF	90,266
1,745	iShares MSCI Mexico ETF	84,371
2,872	iShares MSCI Philippines ETF	90,956
3,910	iShares MSCI Poland ETF	90,947
1,760	iShares MSCI Russia ETF	88,845
1,859	iShares MSCI South Africa ETF	87,429
5,114	iShares MSCI Taiwan ETF	322,284
1,097	iShares MSCI Thailand ETF	84,052
10,995	iShares MSCI Turkey ETF	234,194
38,045	iShares Select Dividend ETF	4,490,070
		14,185,943
	FIXED INCOME - 62.0%
4,263	iShares 3-7 Year Treasury Bond ETF	550,140
26,891	iShares Core U.S. Aggregate Bond ETF	3,082,784
15,202	iShares Long-Term Corporate Bond ETF	1,069,917
194,398	ISHARES SHORT TREASURY BOND ETF	21,469,315
18,119	SPDR Bloomberg High Yield Bond ETF	1,968,086
		28,140,242

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,389,961)	42,644,500

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
856,484	First American Government Obligations Fund, Class X, 0.03% (Cost $856,484)(a)			$ 856,484

	TOTAL INVESTMENTS - 95.8% (Cost $43,246,445)			$ 43,500,984
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%			1,915,682
	NET ASSETS - 100.0%			$ 45,416,666

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
19	CBOT Soybean Meal Future(c)	12/14/2021	$ 631,940	$ 9,690
85	CME Australian Dollar Currency Future(c)	12/13/2021	6,397,525	55,465
32	CME Lean Hogs Future(c)	12/14/2021	973,760	17,090
73	Montreal Exchange 10 Year Canadian Bond Future(c)	12/20/2021	8,300,875	(114,193)
9	NYMEX Henry Hub Natural Gas Futures(c)	03/29/2022	364,230	29,600
13	NYMEX NY Harbor ULSD Futures(c)	11/30/2021	1,353,370	(42,698)
12	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/30/2021	1,194,329	(42,008)
	TOTAL FUTURES CONTRACTS			$ (87,054)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
64	CBOT Corn Future(c)	12/14/2021	$ 1,818,400	$ (93,350)
10	CBOT Soybean Future(c)	01/14/2022	624,750	(12,375)
17	CBOT Soybean Oil Future(c)	12/14/2021	624,954	(8,130)
37	CBOT Wheat Future(c)	12/14/2021	1,429,588	(80,438)
7	CME E-Mini Standard & Poor's 500 Index Future(c)	12/17/2021	1,608,950	438
12	CME Euro Foreign Exchange Currency Future(c)	12/13/2021	1,735,275	11,850
16	CME Japanese Yen Currency Future(c)	12/13/2021	1,756,000	5,500
43	Eurex 10 Year Euro BUND Future(c)	12/08/2021	8,365,950	9,525
12	NYBOT CSC C Coffee Future(c)	12/20/2021	917,775	(60,562)
50	NYBOT CSC Cocoa Future(c)	12/15/2021	1,271,999	(5,270)
34	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2022	733,802	14,280
20	NYBOT CTN Number 2 Cotton Future(c)	12/08/2021	1,148,500	(192,630)
17	NYMEX Light Sweet Crude Oil Future(c)	03/22/2022	1,313,250	15,050
	TOTAL FUTURES CONTRACTS			$ (396,112)

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the AMA Fund Limited CFC.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 98.6%
24,347	Consumer Discretionary Select Sector SPDR Fund	$ 4,897,399
50,668	Consumer Staples Select Sector SPDR Fund	3,610,095
25,339	First Trust Consumer Discretionary AlphaDEX Fund	1,566,457
22,120	First Trust Technology AlphaDEX Fund	2,933,554
45,677	Health Care Select Sector SPDR Fund	6,112,495
44,257	Industrial Select Sector SPDR Fund	4,624,414
11,787	Invesco S&P 500 Equal Weight Technology ETF	3,593,621
17,705	O'Shares Global Internet Giants ETF(a)	996,792
38,906	Real Estate Select Sector SPDR Fund	1,860,485
		30,195,312

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,947,959)	30,195,312

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
456,392	First American Government Obligations Fund, Class X, 0.03% (Cost $456,392)(b)	456,392

	TOTAL INVESTMENTS - 100.1% (Cost $25,404,351)	$ 30,651,704
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,642)
	NET ASSETS - 100.0%	$ 30,620,062

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.